Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent events
Subsequent events

20.   Subsequent events

On April 20, 2017, the VIE contractual arrangements between Beijing Jumei and Reemake Media were terminated. Chengdu Jumei entered into a series of contractual arrangements with Reemake Media and the shareholders of Reemake Media on the same day, and the Company’s control over Reemake Media remains unchanged.